Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SSGA Active Trust
Prospectus Date	rr_ProspectusDate	Sep. 23, 2024
Document Creation Date	dei_DocumentCreationDate	Sep. 26, 2024